Fair Value - Changes in Fair Value of Level 3 Assets (Details) - Investment in debt securities - AFS - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 10,172	$ 0	$ 0
Issuance	106	10,110	0
Change in fair value	909	62	0
Settlement	0	0
Ending balance	11,187	10,172	$ 0
Previously Reported
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 10,172
Ending balance		$ 10,172